Supplement to the current prospectus

MFS(R) Global Equity Fund

Effective immediately, the Portfolio Manager section of the Prospectus is hereby restated as follows:

Portfolio Manager(s)
Information regarding the portfolio manager of the fund is set forth below. Further information regarding the fund's portfolio manager, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. The portfolio manager is primarily responsible for the day-to-day management of the fund.

-------------------- --------------------- --------- -----------------------
Portfolio Manager    Primary Role          Since     Title and Five Year
                                                     History
-------------------- --------------------- --------- -----------------------
-------------------- --------------------- --------- -----------------------
David R. Mannheim    Portfolio Manager      1992     Investment Officer of MFS;
                                                     employed in the investment
                                                     area of MFS since 1988.
-------------------- --------------------- --------- -----------------------


                 The date of this supplement is April 13, 2009.